Related Party Transactions - Aggregate Compensation to Executive Team and Directors (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($) individual	Dec. 31, 2020 CAD ($) individual
Executive team
Disclosure of transactions between related parties [line items]
Number of individuals | individual	14	12
Base salary and annual incentive compensation	$ 22	$ 18
Additional short-term benefits and other	1	1
Share-based long-term incentive compensation	36	23
Value of pension and post-retirement benefits	6	2
Severance	$ 6	$ 0
Directors
Disclosure of transactions between related parties [line items]
Number of individuals | individual	13	10
Base salary and annual incentive compensation	$ 0	$ 0
Additional short-term benefits and other	1	1
Share-based long-term incentive compensation	2	2
Value of pension and post-retirement benefits	0	0
Severance	$ 0	$ 0